Financial instruments - Additional Information (Detail)			6 Months Ended	12 Months Ended
	Mar. 24, 2017 USD ($)	Oct. 25, 2016 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / MWh	Dec. 31, 2017 USD ($)	Jan. 01, 2019 CAD ($) $ / MWh	Jan. 31, 2017 USD ($)	Jan. 31, 2014 USD ($)	Dec. 31, 2012 USD ($)
Derivative [Line Items]
Other comprehensive income, foreign currency loss				$ 37,204,000	$ (17,817,000)
Other comprehensive income, foreign currency translation adjustment gain (loss)				$ (27,969,000)	(21,753,000)
Revenue collection period				45 days
Cash on hand				$ 46,819,000
Available for drawn on senior debt facilities				1,046,826,000
Utility Services
Derivative [Line Items]
Accounts receivable balances				207,740,000
Liberty Power Group
Derivative [Line Items]
Other comprehensive income, foreign currency translation adjustment gain (loss)				41,244,000	19,063,000
Bonds | Plan
Derivative [Line Items]
Debt instrument, term			10 years
Long-term debt			$ 135,000,000
Senior Debt
Derivative [Line Items]
Long-term debt					479,000,000
Par value	$ 750,000,000
Senior Unsecured Notes
Derivative [Line Items]
Long-term debt				3,336,795,000	3,079,551,000
Senior Unsecured Notes | Liberty Power Group | 4.82% Senior Unsecured Notes
Derivative [Line Items]
Par value									$ 150,000,000
Senior Unsecured Notes | Liberty Power Group | 4.65% Senior Unsecured Notes
Derivative [Line Items]
Par value								$ 200,000,000
Senior Unsecured Notes | Liberty Power Group | Convertible Unsecured Subordinated Debentures
Derivative [Line Items]
Par value							$ 300,000,000
Ten Year Foreign Exchange Forward
Derivative [Line Items]
Term of forward-starting interest rate swap		10 years
Notional amount		$ 250,000,000
Derivative, forward interest rate		1.8395%
Thirty Year Foreign Exchange Forward
Derivative [Line Items]
Term of forward-starting interest rate swap		30 years
Notional amount		$ 250,000,000
Derivative, forward interest rate		2.5539%
Forward contracts
Derivative [Line Items]
Other comprehensive income, foreign currency loss				1,115,000	$ (297,000)
Cash flow hedge | Interest rate swaps
Derivative [Line Items]
Term of forward-starting interest rate swap			10 years
Hedge ineffectiveness recognized in earnings				$ 898,000
Minimum
Derivative [Line Items]
Forward price | $ / MWh				14.55
Minimum | Senior Debt
Derivative [Line Items]
Debt instrument, term	3 years
Maximum
Derivative [Line Items]
Forward price | $ / MWh				172.97
Maximum | Senior Debt
Derivative [Line Items]
Debt instrument, term	30 years
Weighted Average
Derivative [Line Items]
Forward price | $ / MWh				24.72
Non-regulated Energy Sales
Derivative [Line Items]
Unrealized gains currently in accumulated other comprehensive loss to be reclassified into net earnings within next twelve months				$ 6,289,000
Interest expense
Derivative [Line Items]
Unrealized gains currently in accumulated other comprehensive loss to be reclassified into net earnings within next twelve months				$ 989,000
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Liberty Power Group
Derivative [Line Items]
Percentage of revenue contributed				83.98471%
Subsequent Event | Bonds
Derivative [Line Items]
Long-term debt						$ 135,000,000
Subsequent Event | Interest Rate Contract [Member]
Derivative [Line Items]
Notional amount						$ 300,000,000
Derivative, forward interest rate						4.60%
Minonk Wind Facility | Subsequent Event | Cash flow hedge
Derivative [Line Items]
Notional quantity (MW-hrs) | $ / MWh						251,581,000
Receive average prices (per MW-hr) | $ / MWh						20.72